Revenue (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Revenue breakdown
Revenue	$ 12,293	¥ 76,204	¥ 52,504	¥ 34,517
Online marketing services
Revenue breakdown
Revenue		40,135	30,928	20,681
Commission
Revenue breakdown
Revenue		22,705	12,778	6,412
Others
Revenue breakdown
Revenue		6,933	3,663	2,338
Cloud computing and Internet infrastructure
Revenue breakdown
Revenue		1,271	773	650
Others
Revenue breakdown
Revenue		5,510	1,748	540
PRC
Revenue breakdown
Revenue		62,937	45,132	29,167
PRC | Retail
Revenue breakdown
Revenue		59,732	42,832	26,970
PRC | Retail | Online marketing services
Revenue breakdown
Revenue		37,509	29,729	19,697
PRC | Retail | Commission
Revenue breakdown
Revenue		21,201	12,023	6,161
PRC | Retail | Others
Revenue breakdown
Revenue		1,022	1,080	1,112
PRC | Wholesale
Revenue breakdown
Revenue		3,205	2,300	2,197
International commerce
Revenue breakdown
Revenue		6,486	4,851	4,160
International commerce | Retail
Revenue breakdown
Revenue		1,768	938	392
International commerce | Wholesale
Revenue breakdown
Revenue		¥ 4,718	¥ 3,913	¥ 3,768